Supplementary Financial Statement Information - Accrued Liabilities (Details7) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Supplementary Financial Statement Information [Abstract]
Salaries, wages and benefits	$ 101.3	$ 105.6
Interest	35.0	35.2
Other accrued liabilities	134.2	93.3
Accrued liabilities	$ 270.5	$ 234.1